Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment business_unit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Number of business segments | segment	1
Number of business units | business_unit	1
Switzerland
Disclosure of geographical areas [line items]
Non-current non-financial assets	$ 23,601	$ 1,188	$ 1,320
Canada
Disclosure of geographical areas [line items]
Non-current non-financial assets	0	21,758	21,329
United States
Disclosure of geographical areas [line items]
Non-current non-financial assets	$ 2,788	$ 0	$ 0